401K Plan	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
401K Plan [Abstract]
401K Plan

12. 401K Plan

The Company sponsors a defined contribution plan under Section 401(k) of the Internal Revenue Code for its employees (the “401k Plan”). Participants can make voluntary contributions subject to certain Internal Revenue Code limitations. The Company matches 100% of each employee’s contributions up to 4% of an individual’s compensation or the limits set by the Internal Revenue Service. The Company’s contributions to the 401k Plan were $0.2 million for each of the six months ended June 30, 2026 and 2025, which is allocated and recognized within cost of revenue, research and development and selling, general and administrative of the condensed consolidated statements of operations and comprehensive loss.

14. 401K Plan

The Company sponsors a defined contribution plan under Section 401(k) of the Internal Revenue Code for its employees (the “401k Plan”). Participants can make voluntary contributions subject to certain Internal Revenue Code limitations. The Company matches 100% of each employee’s contributions up to 4% of an individual’s compensation or the limits set by the Internal Revenue Service. The Company’s contributions to the 401k Plan were $0.2 million for each of the years ended December 31, 2025 and 2024, which is allocated and recognized within cost of revenue, research and development and selling, general and administrative of the consolidated statements of operations and comprehensive loss.